SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED SHARES ACTIVITIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ScheduleOfRedeemableConvertiblePreferredSharesActivitiesLineItem [Line Items]
Balance	¥ 2,733,560	¥ 2,546,705
Accretion of redeemable convertible preferred shares	113,658	146,341
Foreign currency translation adjustment	(28,544)	40,514
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO	(2,818,674)
Balance		2,733,560
Preferred Stock [Member] | Series A Preferred Stock [Member]
ScheduleOfRedeemableConvertiblePreferredSharesActivitiesLineItem [Line Items]
Balance	55,997	55,997
Accretion of redeemable convertible preferred shares
Foreign currency translation adjustment
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO	(55,997)
Balance		55,997
Preferred Stock [Member] | Series B Preferred Stock [Member]
ScheduleOfRedeemableConvertiblePreferredSharesActivitiesLineItem [Line Items]
Balance	145,564	145,564
Accretion of redeemable convertible preferred shares
Foreign currency translation adjustment
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO	(145,564)
Balance		145,564
Preferred Stock [Member] | Series C Preferred Stock [Member]
ScheduleOfRedeemableConvertiblePreferredSharesActivitiesLineItem [Line Items]
Balance	515,219	480,441
Accretion of redeemable convertible preferred shares	20,578	26,496
Foreign currency translation adjustment	(5,771)	8,282
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO	(530,026)
Balance		515,219
Preferred Stock [Member] | Series C-1 Preferred Stock [Member]
ScheduleOfRedeemableConvertiblePreferredSharesActivitiesLineItem [Line Items]
Balance	382,737	356,664
Accretion of redeemable convertible preferred shares	15,473	19,923
Foreign currency translation adjustment	(4,290)	6,150
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO	(393,920)
Balance		382,737
Preferred Stock [Member] | Series C-2 Preferred Stock [Member]
ScheduleOfRedeemableConvertiblePreferredSharesActivitiesLineItem [Line Items]
Balance	128,639	119,808
Accretion of redeemable convertible preferred shares	5,254	6,764
Foreign currency translation adjustment	(1,443)	2,067
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO	(132,450)
Balance		128,639
Preferred Stock [Member] | Series D-1 Preferred Stock [Member]
ScheduleOfRedeemableConvertiblePreferredSharesActivitiesLineItem [Line Items]
Balance	512,036	475,361
Accretion of redeemable convertible preferred shares	22,111	28,469
Foreign currency translation adjustment	(5,760)	8,206
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO	(528,387)
Balance		512,036
Preferred Stock [Member] | Series D-2 Preferred Stock [Member]
ScheduleOfRedeemableConvertiblePreferredSharesActivitiesLineItem [Line Items]
Balance	993,368	912,870
Accretion of redeemable convertible preferred shares	50,242	64,689
Foreign currency translation adjustment	(11,280)	15,809
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO	(1,032,330)
Balance		¥ 993,368